Cash Overdrafts And Cash Equivalents (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash overdrafts payable included in accounts payable	$ 12.2	$ 10.3
Cash equivalents	$ 56.6	$ 32.5
Cash equivalents weighted average rate of return	0.20%	0.10%
Maximum [Member]
Repurchase agreement period, days	10 days